13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
02/09/2005

13F-HR
4Q04 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2004
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/09/2005
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 46
                                        ----------------------

Form 13F Information Table Value Total: 1,136,394
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   112073     1275 SH       SOLE                     1275
AFLAC                          COM              001055102    33732   846680 SH       SOLE                   664694            181986
                                                             11055   277475 SH       DEFINED 01             277475
Ambac Financial Group, Inc.    COM              023139108    52527   639564 SH       SOLE                   525889            113675
                                                             14186   172725 SH       DEFINED 01             172725
AutoZone Inc                   COM              053332102    43888   480644 SH       SOLE                   385644             95000
                                                             14071   154100 SH       DEFINED 01             154100
Berkshire Hathaway - Cl. A     COM              084670108    17580      200 SH       SOLE                       85               115
                                                             10109      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    57029    19424 SH       SOLE                    17510              1914
                                                             14425     4913 SH       DEFINED 01               4913
Cadbury Schweppes PLC-SP ADR   COM              127209302    43790  1161542 SH       SOLE                   928342            233200
                                                             14094   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    51602  2207105 SH       SOLE                  1796305            410800
                                                             13915   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    19208   540612 SH       SOLE                   400812            139800
                                                              6736   189600 SH       DEFINED 01             189600
Closure Medical Corporation    COM              189093107     1052    53950 SH       SOLE                    53950
Comcast Class A Special        COM              20030N200    57912  1763452 SH       SOLE                  1429552            333900
                                                             14405   438650 SH       DEFINED 01             438650
Constellation Brands, Inc.     COM              21036P108    59466  1278553 SH       SOLE                  1009128            269425
                                                             18524   398275 SH       DEFINED 01             398275
Diageo PLC-Sponsored ADR       COM              25243Q205    27473   474650 SH       SOLE                   362150            112500
                                                              9918   171350 SH       DEFINED 01             171350
Dow Jones & Co.                COM              260561105    15070   349985 SH       SOLE                   266860             83125
                                                              5435   126225 SH       DEFINED 01             126225
E. W. Scripps Co.              COM              811054204    51493  1066556 SH       SOLE                   841701            224855
                                                             16317   337970 SH       DEFINED 01             337970
Equifax                        COM              294429105    31253  1112219 SH       SOLE                   845444            266775
                                                             11554   411175 SH       DEFINED 01             411175
Hewlett-Packard Co.            COM              428236103    24222  1155095 SH       SOLE                   922595            232500
                                                              6460   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    27624  1190188 SH       SOLE                   920163            270025
                                                              8720   375700 SH       DEFINED 01             375700
Johnson & Johnson              COM              478160104     2398    37810 SH       SOLE                    37810
PartnerRe Ltd Bermuda          COM              G6852T105    31083   501830 SH       SOLE                   387005            114825
                                                             12388   200000 SH       DEFINED 01             200000
Ross Stores, Inc.              COM              778296103    17424   603543 SH       SOLE                   467843            135700
                                                              7020   243150 SH       DEFINED 01             243150
Time Warner, Inc.              COM              887317105    46306  2380751 SH       SOLE                  1920076            460675
                                                             15802   812425 SH       DEFINED 01             812425
Viacom Inc. - Cl B             COM              925524308    13974   384000 SH       SOLE                   295725             88275
                                                              4868   133775 SH       DEFINED 01             133775
Washington Post Co. Class B    COM              939640108     5235     5325 SH       SOLE                     5325
Zale Corp                      COM              988858106    44648  1494730 SH       SOLE                  1209130            285600
                                                             18333   613750 SH       DEFINED 01             613750